ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues	$ 52,225	$ 41,016	$ 31,785
Percentage of revenues	100.00%	100.00%	100.00%
Country Of U S A [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 44,219	$ 33,227	$ 23,979
Percentage of revenues	85.00%	81.00%	75.00%
Other [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 8,006	$ 7,789	$ 7,806
Percentage of revenues	15.00%	19.00%	25.00%